Leases (The Group as a lessee) (Carrying amount and movements of lease liabilities) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Lease liabilities, at the beginning of period	¥ 4,712,670	¥ 2,216,792
New leases	2,201,755	2,835,993
Business Combination	91,595
Accretion of interest recognized during the year	275,810	171,573
Currency translation differences	(66,099)	(23,673)
Payments	(1,385,143)	(488,015)
Early termination	(348,242)
Lease liabilities, at the end of period	5,482,346	4,712,670
Analysed into:
Current portion	1,676,711	432,745
Non-current portion	¥ 3,805,635	¥ 4,279,925